Employee Benefit Plans (Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Foreign currency changes		$ 275.0	$ 248.3	$ 112.8
Pension Benefits U.S. Plans [Member]
Net Periodic Benefit Cost:
Service cost		13.0	14.1	15.7
Interest cost		25.1	27.8	27.5
Expected return on plan assets		(32.6)	(35.8)	(37.4)
Amortization of prior service credit		(0.7)	(0.3)	(0.3)
Amortization of net actuarial losses		43.7	45.1	47.2
Amortization of transition obligation		0.0	0.0	0.0
Settlements/curtailments		27.9	38.0	0.0
Other		0.0	0.0	0.0
Net periodic benefit cost	[1]	76.4	88.9	52.7
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Actuarial losses (gains)		1.8	105.9	(80.8)
Prior service (credit) cost		0.0	(2.0)	0.0
Amortization of prior service credit		0.7	0.3	0.3
Amortization of net actuarial losses		(71.6)	(81.5)	(47.2)
Amortization of transition obligation		0.0	0.0	0.0
Foreign currency changes		0.0	0.0	0.0
Total recognized in other comprehensive (loss) income	[2]	(69.1)	22.7	(127.7)
Total recognized in net periodic benefit cost and other comprehensive (loss) income		7.3	111.6	(75.0)
Pension Benefits Non-U.S. Plans [Member]
Net Periodic Benefit Cost:
Service cost		5.3	6.0	9.2
Interest cost		23.6	31.0	31.4
Expected return on plan assets		(36.4)	(36.4)	(33.9)
Amortization of prior service credit		(0.1)	(0.1)	(0.3)
Amortization of net actuarial losses		8.4	6.5	8.5
Amortization of transition obligation		0.1	0.0	0.0
Settlements/curtailments		0.5	2.7	(4.3)
Other		0.0	0.0	0.0
Net periodic benefit cost	[1]	1.4	9.7	10.6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Actuarial losses (gains)		(34.2)	97.0	(6.0)
Prior service (credit) cost		0.0	0.0	0.0
Amortization of prior service credit		0.1	0.1	7.9
Amortization of net actuarial losses		(9.1)	(9.9)	(13.4)
Amortization of transition obligation		(0.1)	0.0	0.0
Foreign currency changes		(19.4)	(28.0)	4.2
Total recognized in other comprehensive (loss) income	[2]	(62.7)	59.2	(7.3)
Total recognized in net periodic benefit cost and other comprehensive (loss) income		(61.3)	68.9	3.3
Postretirement Benefits [Member]
Net Periodic Benefit Cost:
Service cost		0.7	0.7	1.4
Interest cost		3.7	4.1	4.3
Expected return on plan assets		0.0	0.0	0.0
Amortization of prior service credit		(4.0)	(4.4)	(4.7)
Amortization of net actuarial losses		1.8	1.3	2.3
Amortization of transition obligation		0.0	0.0	0.0
Settlements/curtailments		0.0	(2.7)	(1.8)
Other		0.0	0.0	0.0
Net periodic benefit cost	[1]	2.2	(1.0)	1.5
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Actuarial losses (gains)		(5.6)	2.0	(22.5)
Prior service (credit) cost		(9.0)	0.0	(1.3)
Amortization of prior service credit		4.0	7.2	7.0
Amortization of net actuarial losses		(1.8)	(1.6)	(3.1)
Amortization of transition obligation		0.0	0.0	0.0
Foreign currency changes		0.2	0.1	(0.1)
Total recognized in other comprehensive (loss) income	[2]	(12.2)	7.7	(20.0)
Total recognized in net periodic benefit cost and other comprehensive (loss) income		$ (10.0)	$ 6.7	$ (18.5)

[1]	Includes $53.7, $62.6 and $35.2 of the U.S. pension plans in 2015, 2014 and 2013, respectively, and immaterial amounts of the postretirement benefit plans (related to the U.S.) in 2015, 2014 and 2013, which are included in discontinued operations.
[2]	Amounts represent the pre-tax effect classified within other comprehensive (loss) income. The net of tax amounts are classified within the Consolidated Statements of Comprehensive Income (Loss).